Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		60 Months Ended	120 Months Ended
		Jul. 31, 2024		Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
C000006900 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		4.70%		0.04%	1.98%
C000006900 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 12,162		$ 12,162	$ 12,162	$ 11,122	$ 10,379	$ 12,674	$ 12,058	$ 11,620	$ 10,596	$ 10,715	$ 10,245	$ 9,450	$ 9,575
Average Annual Return, Percent		9.35%	[1]	0.92%	2.42%
C000006901 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[2]	4.62%		(0.15%)	1.67%
C000006901 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 11,796		$ 11,796	$ 11,796	10,861	10,212	12,562	12,042	11,693	10,743	10,944	10,549	9,798	10,000
Average Annual Return, Percent		8.62%	[3]	0.18%	1.67%
C000006902 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[4]	7.53%		0.17%	1.66%
C000006902 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 11,792		$ 11,792	$ 11,792	10,866	10,207	12,561	12,042	11,692	10,750	10,944	10,549	9,804	10,000
Average Annual Return, Percent		8.53%	[5]	0.17%	1.66%
C000006903 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 13,023		$ 13,023	$ 13,023	11,879	11,049	13,458	12,772	12,286	11,182	11,274	10,760	9,900	10,000
Average Annual Return, Percent		9.63%		1.17%	2.68%
C000074224 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 11,787		$ 11,787	$ 11,787	10,861	10,212	12,562	12,034	11,693	10,751	10,944	10,549	9,798	10,000
Average Annual Return, Percent		8.53%	[6]	0.16%	1.66%
C000074225 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 12,398		$ 12,398	$ 12,398	11,368	10,626	13,007	12,407	11,987	10,967	11,116	10,655	9,854	10,000
Average Annual Return, Percent		9.07%	[7]	0.68%	2.17%
C000074226 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 12,711		$ 12,711	$ 12,711	11,625	10,839	13,235	12,592	12,136	11,074	11,198	10,707	9,877	10,000
Average Annual Return, Percent		9.35%	[8]	0.93%	2.43%
C000074227 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 13,032		$ 13,032	$ 13,032	11,879	11,058	13,468	12,782	12,287	11,185	11,282	10,760	9,901	10,000
Average Annual Return, Percent		9.71%	[9]	1.18%	2.68%
C000034483 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 13,155		$ 13,155	$ 13,155	11,987	11,137	13,552	12,856	12,346	11,220	11,310	10,785	9,913	10,000
Average Annual Return, Percent		9.75%	[10]	1.28%	2.78%
JPMorgan Emerging Markets Bond Index Global Diversified [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Emerging Markets Bond Index Global Diversified
Account Value		$ 13,118		$ 13,118	$ 13,118	$ 12,014	$ 11,295	$ 13,993	$ 13,440	$ 13,052	$ 11,761	$ 11,753	$ 11,189	$ 10,060	$ 10,000
Average Annual Return, Percent	[11]	9.18%		0.10%	2.75%

[1]	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 9.46%.
[2]	Assuming redemption at the end of the applicable period.
[3]	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 6.25%.
[4]	Assuming redemption at the end of the applicable period.
[5]	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 8.44%.
[6]	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 8.72%.
[7]	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 9.17%.
[8]	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 9.45%.
[9]	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 9.63%.
[10]	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 9.84%.
[11]	Source: FactSet Research Systems Inc.